Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Components of Income Tax Benefit

The components of the income tax benefit were as follows:

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Deferred benefit (expense):
Federal	$7,490	$5,738	$6,649
State	883	669	774

	8,373	6,407	7,423
Valuation allowance	(8,373)	(6,407)	(7,423)

Income tax benefit	$—	$—	$—

Net Deferred Tax Assets (Liabilities)

Net deferred tax assets (liabilities) were as follows:

	December 31,
	2011	2010
	(In thousands)
Depreciation and amortization	$150	$206
Other deferred tax assets	719	246
NOL carry-forwards	44,710	36,467
Research and development costs	8,179	9,165
Collaboration agreement receivable reserves	1,543	844
Valuation allowance	(55,301)	(46,928)

Total	$—	$—

Reconciliation of Income Tax Benefit to Amount Determined by Applying U.S. Federal Statutory Income Tax Rate

The income tax benefit differs from the amount determined by applying the U.S. federal statutory income tax rate to the pre-tax accounting loss as follows:

	Years Ended December 31,
	2011		2010		2009
	Amount	Percent	Amount	Percent	Amount	Percent
Federal tax benefit at statutory rate	$(7,655)	34.0%	$(4,712)	34.0%	$(15,035)	34.0%
State tax — net of federal benefit	(892)	4.0	(549)	4.0	(1,751)	4.0
Permanent items	379	(1.7)	(1,166)	8.4	8,938	(20.2)
Change in state deferred tax rate	—	—	—	—	—	—
Other	(205)	0.9	20	—	425	(1.0)
Increase in valuation allowance	8,373	(37.2)	6,407	(46.4)	7,423	(16.8)

Total tax expense	$—	—%	$—	—%	$—	—%